UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:		Roumell Asset Management, LLC
     Address:          	2 Wisconsin Circle
                       	Suite 660
                       	Chevy Chase, MD 20815
     13F File Number:   028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Roumell
Title:		President
Phone:		301-656-8500
Signature,	Place,                  	and Date of Signing:
James Roumell	Chevy Chase, Maryland        	February 12, 2010

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      16
Form 13F Information Table Value Total:      $81921

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
				TITLE				VALUE  	SHARES/ SH/	PUT/ 	INVSTMT  OTHER	  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN  MGRS	SOLE	SHARED	NONE
AMERICAN STRATEGIC INCM		COM		030098107	1893	167356	SH		SOLE			167356
AMERICAN STRATEGIC INCM II	COM		030099105	4345	427523	SH		SOLE			427523
AMERICAN STRATEGIC INCM III	COM		03009T101	2686	305626	SH		SOLE			305626
CAPITAL SOUTHWEST CORP		COM		140501107	8363	106124	SH		SOLE			106124
CREDIT SUISSE ASSET MGMT INC	COM		224916106	3946	1174282	SH		SOLE			1174282
KVH INDUSTRIES INC		COM		482738101	556	37710	SH		SOLE			37710
KAPSTONE PAPER & PACKAGING	COM		48562P103	507	51610	SH		SOLE			51610
OPNET TECHNOLOGIES INC		COM		683757108	6751	553777	SH		SOLE			553777
PFIZER INCORPORATED		COM		717081103	9268	509522	SH		SOLE			509522
QAD INCORPORATED        	COM		74727D108	12087	1978230	SH		SOLE			1978230
STEWART INFORMATION SVCS	COM		860372101	6897	611465	SH		SOLE			611465
TECUMSEH PRODUCTS CO		CL A		878895200	7377	631047	SH		SOLE			631047
TECUMSEH PRODUCTS CO		CL B		878895101	3029	275380	SH		SOLE			275380
TEJON RANCH CO DEL		COM		879080109	7995	273617	SH		SOLE			273617
TOLLGRADE COMMUNICATIONS INC	COM		889542906	5495	899268	SH		SOLE			899268
TRANSACT TECHNOLOGIES INC	COM		892918103	726	104620	SH		SOLE			104620